ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	122,112,485	125,247,597
Treasury stock, shares	5,549,572	2,414,460